CONGRESS STREET ASSOCIATES, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                          PERIOD FROM DECEMBER 1, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1998

                        CONGRESS STREET ASSOCIATES, L.P.

                              FINANCIAL STATEMENTS

                       WITH REPORT OF INDEPENDENT AUDITORS

                          PERIOD FROM DECEMBER 1, 1998
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1998



                                    CONTENTS




Report of Independent Auditors.............................................    1
Statement of Assets, Liabilities and Partners' Capital.....................    2
Statement of Operations....................................................    3
Statement of Changes in Partners' Capital - Net Assets.....................    4
Schedule of Portfolio Investments and Securities Sold, Not Yet Purchased...    5
Notes to Financial Statements..............................................   11

                         REPORT OF INDEPENDENT AUDITORS

To the Partners of
Congress Street Associates, L.P.


We have audited the accompanying statement of assets, liabilities and partners' capital of Congress Street Associates, L.P., including the schedule of portfolio investments and securities sold, not yet purchased, as of December 31, 1998, and the related statements of operations and changes in partners' capital - net assets for the period from December 1, 1998 (commencement of operations) to December 31, 1998. These financial statements are the responsibility of the Partnership's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1998, by correspondence with the custodian and a broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Congress Street Associates, L.P. at December 31, 1998, the results of its operations, and the changes in its partners' capital - net assets for the period from December 1, 1998 to December 31, 1998, in conformity with generally accepted accounting principles.


                                [GRAPHIC OMITTED]

                                                   /S/   ERNST & YOUNG LLP
New York, New York
February 19, 1999

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF ASSETS, LIABILITIES AND PARTNERS' CAPITAL

                                                               DECEMBER 31, 1998
ASSETS

Cash and cash equivalents                                           $ 2,135,265
Due from broker                                                         310,836
Investments in securities,
      at market (identified cost - $10,175,665)                      10,455,703
Dividends receivable                                                     25,359
Interest receivable                                                      18,926
                                                                    -----------

      TOTAL ASSETS                                                   12,946,089
                                                                    -----------

LIABILITIES

Securities sold,
     not yet purchased,
     at market (proceeds of sales - $304,972)                           306,669
Professional fees payable                                                15,000
Management fee payable                                                    2,580
Accrued expenses                                                          3,679
                                                                    -----------

      TOTAL LIABILITIES                                                 327,928
                                                                    -----------

             NET ASSETS                                             $12,618,161
                                                                    ===========

PARTNERS' CAPITAL - NET ASSETS

Represented by:
Capital contributions                                               $12,316,395
Accumulated net investment income                                        23,490
Accumulated net realized loss on investments                                (65)
Accumulated net unrealized appreciation on investments                  278,341
                                                                    -----------

      PARTNERS' CAPITAL - NET ASSETS                                $12,618,161
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF OPERATIONS

                                                         PERIOD FROM DECEMBER 1,
                                                          1998 (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                            DECEMBER 31, 1998

INVESTMENT INCOME
      Dividends                                                       $  25,823
      Interest                                                           18,926
                                                                      ---------

      TOTAL INVESTMENT INCOME                                            44,749
                                                                      ---------

OPERATING EXPENSES
      Professional fees                                                  15,000
      Management fee                                                      2,580
      Custodian fees                                                      2,339
      Administration fees                                                 1,340
                                                                      ---------

      TOTAL OPERATING EXPENSES                                           21,259
                                                                      ---------

      NET INVESTMENT INCOME                                              23,490
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

      NET REALIZED LOSS ON INVESTMENTS                                      (65)

      NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS              278,341
                                                                      ---------

             NET REALIZED AND UNREALIZED GAIN                           278,276
                                                                      ---------

             INCREASE IN PARTNERS' CAPITAL
                          DERIVED FROM INVESTMENT ACTIVITIES          $ 301,766
                                                                      =========

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - NET ASSETS

                                                         PERIOD FROM DECEMBER 1,
                                                          1998 (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 1998

FROM INVESTMENT ACTIVITIES
      Net investment income                                         $    23,490
      Net realized loss on investments                                      (65)
      Net change in unrealized appreciation on investments              278,341
                                                                    -----------
             INCREASE IN PARTNERS' CAPITAL
                 DERIVED FROM INVESTMENT ACTIVITIES                     301,766

PARTNERS' CAPITAL TRANSACTIONS
      General Partner capital contributions                          10,291,395
      Limited Partner capital contributions                           2,025,000
                                                                    -----------
             INCREASE IN PARTNERS' CAPITAL DERIVED
                 FROM CAPITAL TRANSACTIONS                           12,316,395

             PARTNERS' CAPITAL AT BEGINNING OF PERIOD                       -
                                                                    -----------

             PARTNERS' CAPITAL AT END OF PERIOD                     $12,618,161
                                                                    ===========

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED

DECEMBER 31, 1998

     SHARES                                                         MARKET VALUE
              COMMON STOCKS - 81.52%
               BUILDING - COMMERCIAL / RESIDENTIAL - 0.50%
     2,300        Del Webb Corp.                                      $  63,394
                                                                      ---------
               BUILDING - HEAVY CONSTRUCTION - 1.55%
    10,700        Turner Corp.                                          195,944
                                                                      ---------
               CASINO HOTELS - 3.30%
    28,500        Grand Casinos, Inc. *                                 229,781
    12,500        Mirage Resorts, Inc. *                                186,719
                                                                      ---------
                                                                        416,500
                                                                      ---------
               CHEMICALS - SPECIALTY - 0.58%
     2,000        OM Group, Inc.                                         73,000
                                                                      ---------
               COMMERCIAL BANKS - EASTERN U.S. - 0.44%
     4,400        Atlantic Bank & Trust Co. *                            55,550
                                                                      ---------
               COMPUTER SOFTWARE -7.78%
    17,100        Computer Associates Int'l., Inc.  (a)                 728,887
    13,200        Platinum Technology, Inc. *                           252,450
                                                                      ---------
                                                                        981,337
                                                                      ---------
               DATA PROCESSING/MANAGEMENT - 4.16%
    22,900        Reynolds and Reynolds Co.                             525,269
                                                                      ---------
               ELECTRONIC COMPONENTS - SEMICONDUCTORS - 7.71%
     8,200        Intel Corp.                                           972,213
                                                                      ---------
               FINANCE - LEASING COMPANY - 2.23%
    15,500        DVI, Inc. *                                           280,937
                                                                      ---------


   The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

DECEMBER 31, 1998

     SHARES                                                        MARKET VALUE
              COMMON STOCKS - (CONTINUED)
               FINANCE - MORTGAGE LOAN/BANKER - 6.06%
      8,500       Fannie Mae                                          $ 629,000
      8,200       Resource Bancshares Mortgage Group, Inc.              135,813
                                                                      ---------
                                                                        764,813
                                                                      ---------
               FINANCIAL GUARANTEE INSURANCE - 2.00%
      5,500       CMAC Investment Corp.                                 252,656
                                                                      ---------
               HOTELS & MOTELS - 0.88%
      5,800       Hilton Hotels Corp.                                   110,925
                                                                      ---------
               INSTRUMENTS - CONTROLS - 0.51%
      2,300       Mettler - Toledo Intl., Inc *                          64,544
                                                                      ---------
               LEISURE & RECREATION PRODUCTS - 0.55%
      2,800       Brunswick Corp.                                        69,300
                                                                      ---------
               MEDICAL - DRUGS - 0.45%
      1,400       Teva Pharmaceutical Industries
                     Ltd. - Sponsored ADR                                56,963
                                                                      ---------
               MEDICAL INSTRUMENTS - 0.47%
      4,400       Cyberonics, Inc. *                                     59,400
                                                                      ---------
               MEDICAL - HOSPITALS - 0.47%
      2,400       Columbia/HCA Healthcare Corp.                          59,400
                                                                      ---------
               METAL PROCESSORS & FABRICATION - 0.50%
      6,100       Wyman-Gordan Co.                                       62,525
                                                                      ---------
               MONEY CENTER BANKS - 11.16%
     35,000       Bank of New York Company, Inc.                      1,408,750
                                                                      ---------

   The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

DECEMBER 31, 1998
--------------------------------------------------------------------------------

     SHARES                                                         MARKET VALUE
              COMMON STOCKS - (CONTINUED)
               MULTI-LINE INSURANCE - 1.88%
     5,900        CNA Financial Corp. *                               $ 237,475
                                                                      ---------

               OIL - FIELD SERVICES - 0.62%
     5,000        Petroleum Geo-Services - Sponsored ADR *               78,750
                                                                      ---------

               PROPERTY/CASUALTY INSURANCE - 4.77%
     5,000        Frontier Insurance Group, Inc.                         64,375
    13,500        Orion Capital Corp.                                   537,469
                                                                      ---------
                                                                        601,844
                                                                      ---------
               PUBLISHING - PERIODICALS - 1.85%
    10,600         Big Flower Holdings, Inc. *                          233,862
                                                                      ---------

               REITS - APARTMENTS - 0.49%
     3,000        Walden Residential Properties, Inc.                    61,313
                                                                      ---------

               REITS - DIVERSIFIED - 1.06%
     9,000        Capital Automotive REIT                               133,875
                                                                      ---------

               REITS - HOTEL/RESTAURANT - 1.74%
     6,100        Equity Inns, Inc.                                      58,712
    13,100        RFS Hotel Investors, Inc.                             160,475
                                                                      ---------
                                                                        219,187
                                                                      ---------

               REITS - MORTGAGE - 6.58%
    15,200        Annaly Mortgage Management, Inc.                      125,400
    16,100        Anthracite Capital, Inc.                              125,781
    24,200        Imperial Credit Commercial Mortgage Invest. Corp.     226,875
    48,400        Ocwen Asset Investment Corp.                          232,925
     8,500        Redwood Trust, Inc.                                   119,000
                                                                      ---------
                                                                        829,981
                                                                      ---------

   The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONTINUED)

DECEMBER 31, 1998
--------------------------------------------------------------------------------

     SHARES                                                        MARKET VALUE
              COMMON STOCKS - (CONTINUED)
               REITS - OUTLET CENTERS - 0.45%
     5,800        Prime Retail, Inc.                                 $   56,913
                                                                     ----------
               RETAIL - FLOOR COVERINGS - 1.20%
     6,300        Maxim Group, Inc. *                                   151,200
                                                                     ----------
               RETAIL - OFFICE SUPPLIES - 1.18%
    12,200        Officemax, Inc. *                                     149,450
                                                                     ----------
               S & L /THRIFTS - WESTERN U.S. - 0.43%
     3,600        ITLA Capital Corp. *                                   54,450
                                                                     ----------
               SATELLITE TELECOMMUNICATIONS - 2.06%
    12,900        Globalstar Telecommunications, Ltd. *                 259,612
                                                                     ----------
               TELECOMMUNICATIONS SERVICES - 0.98%
     2,200        NTL, Inc. *                                           124,163
                                                                     ----------
               THEATERS - 0.57%
     3,400        AMC Entertainment, Inc.                                71,612
                                                                     ----------
               TOBACCO - 3.77%
     8,900        Philip Morris Companies, Inc.                         476,150
                                                                     ----------
               TRANSPORT - RAIL - 0.59%
     1,500        Kansas City Southern Industries, Inc.                  73,781
                                                                     ----------
                  TOTAL COMMON STOCKS (COST $9,965,170)              10,287,038
                                                                     ----------

   The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)

DECEMBER 31, 1998
--------------------------------------------------------------------------------

     SHARES                                                        MARKET VALUE
              PREFERRED STOCKS - 1.15%
               TELEPHONES - INTEGRATED
     2,000       Telecomunicacoes Brasilerias,
                    Sponsored ADR, Preferred *                      $   145,375
                                                                    -----------

                  TOTAL PREFERRED STOCKS (COST $183,095)                145,375
                                                                    -----------

              PREFERRED STOCKS - PRIVATE PLACEMENT - 0.19%
               AUDIO/VIDEO PRODUCTS
     2,740       American Technology Corp.,
                    - Series B Preferred w/ Warrants *                   23,290
                                                                    -----------

                  TOTAL PREFERRED STOCKS
                       - PRIVATE PLACEMENT (COST $27,400)                23,290
                                                                    -----------

                 TOTAL PORTFOLIO INVESTMENTS (COST $10,175,665)      10,455,703
                                                                    -----------



              SECURITIES SOLD, NOT YET PURCHASED - (2.43%)
               COMPUTERS - MICRO - (0.45%)
     1,100       Gateway 2000, Inc.                                 $   (56,306)
                                                                    -----------

               DIVERSIFIED OPERATIONS - (0.51%)
     1,700       Seagram Company Ltd.                                   (64,600)
                                                                    -----------

               ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.98%)
     2,200       Advanced Micro Devices, Inc.                           (63,663)
     1,200       Micron Technology, Inc.                                (60,675)
                                                                    -----------
                                                                       (124,338)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

SCHEDULE OF PORTFOLIO INVESTMENTS AND SECURITIES SOLD, NOT YET PURCHASED (CONCLUDED)

DECEMBER 31, 1998
--------------------------------------------------------------------------------

     SHARES                                                        MARKET VALUE
              SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
               FOOD - MISC/DIVERSIFIED - (0.49%)
     1,800       Kellog Co.                                          $  (61,425)
                                                                     ----------

                 TOTAL SECURITIES SOLD,
                  NOT YET PURCHASED (PROCEEDS $304,972)                (306,669)
                                                                     ----------

                  OTHER ASSETS, LESS LIABILITIES, EXCLUDING
                    SECURITIES SOLD, NOT YET PURCHASED - (19.57%)     2,469,127
                                                                     ----------

                  NET ASSETS - 100.00%                              $12,618,161
                                                                     ==========


(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased.
*     Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CONGRESS STREET ASSOCIATES, L.P.

NOTES TO FINANCIAL STATEMENT - DECEMBER 31, 1998
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Congress Street Associates, L.P. (the "Partnership") was organized under the Delaware Revised Uniform Limited Partnership Act on June 5th, 1998 and commenced operations on December 1, 1998. The Partnership is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Partnership's investment objective is long-term capital appreciation. The Partnership pursues its investment objective by investing principally in equity securities of U.S. issuers and other securities having equity characteristics that Congress Street Management, L.L.C. (the "Manager") believes are substantially undervalued relative to their potential for earnings growth. The Partnership also may invest in equity and fixed-income securities of U.S. and foreign issuers when the yield and potential for capital appreciation of such securities are considered sufficiently attractive. The Manager is also the Partnership's General Partner.

         The Partnership's General Partner has irrevocably delegated to a group of individuals ("the Directors") its rights and powers to manage and control the business affairs of the Partnership, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Partnership's business.

         The Directors have engaged the Manager to provide investment advice to, and day-to-day management of, the Partnership. The Manager is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and Granum Advisors, L.L.C. ("Granum"). PWFA is an indirect wholly-owned subsidiary of Paine Webber Group Inc. Investment professionals employed by Granum will manage the Partnership's investment portfolio on behalf of the Manager under the supervision of PWFA's personnel.

         The acceptance of initial and additional subscriptions for interests by eligible investors is subject to approval by the Manager. The Partnership reserves the right to reject any subscription for interests in the Partnership. The Partnership may from time to time offer to repurchase interests pursuant to written tenders to partners. Such repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally it will recommend to the Directors that the Partnership repurchase interests from Partners twice each year, in June and December.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         the  estimates  utilized  in  preparing  the  Partnership's   financial
         statements are reasonable and prudent; however, actual results could differ from these estimates.

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Cash and cash equivalents consist of monies invested in money market funds.

         A.   PORTFOLIO VALUATION

              Net asset value of the Partnership will be determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

              Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or ask prices in the case of securities sold short) as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

              Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

2.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.   PORTFOLIO VALUATION (CONTINUED)

              size trading units. The Directors will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

              All  assets  and  liabilities   initially   expressed  in  foreign
              currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

              On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Partnership is determined. When such events materially affect the values of securities held by the Partnership or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Directors.

         B.   PARTNERSHIP EXPENSES

              The Partnership will bear all expenses incurred in the business of the Partnership, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Partnership's account; legal fees; accounting fees; costs of insurance; registration expenses; certain offering costs; and expenses of meetings of Directors and Limited Partners. PWFA has paid the organizational costs on behalf of the Partnership.

         C.   INCOME TAXES

              No Federal, State or Local income taxes will be provided on the profits of the Partnership since the partners are individually liable for their share of the Partnership's income.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

         PWFA provides certain management and administrative services to the Partnership, including, among other things, providing office space and other support services to the Partnership. In consideration for such services, the Partnership will pay PWFA a monthly management fee of .125% (1.50% on an annualized basis) of the Partnership's net assets for the month, excluding assets attributable to the General Partner's capital account (the "Fee"). The Fee, which amounted to $2,580 for the period ended December 31, 1998, will be paid to PWFA out of the Partnership's assets, and debited against the Limited Partners' capital accounts. A portion of the fee will be paid by PWFA to an affiliate of Granum.

         During the period ended December 31, 1998, PaineWebber Inc. earned $1,002 in brokerage commissions from portfolio transactions executed on behalf of the Partnership.

         At the end of the twelve month period following the admission of a limited partner to the Partnership, and generally at the end of each fiscal year thereafter, the Manager is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the capital account of such limited partner for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously charged to the account of such limited partner which have not been offset by any net profits subsequently credited to the account of the limited partner. There was no Incentive Allocation recorded in the financial statements for the period ended December 31, 1998, because a twelve month period had not lapsed for any individual limited partner. Had there been an incentive allocation, based on the net profit for the period ended December 31, 1998, such amount would have been $9,492 and reflected as a reduction in limited partner capital. The General Partner's capital account at December 31, 1998 was $10,545,702.

         Each Director, who is not an "interested person" of the Partnership, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Partnership. All Directors are reimbursed by the Partnership for all reasonable out-of-pocket expenses incurred by them in performing their duties. In 1998, these expenses were assumed by PWFA on behalf of the Partnership.

         PNC Bank, N.A. serves as Custodian of the Partnership's securities. Effective January 1, 1999, PNC Bank assigned the custody agreement to PFPC Trust Company, a newly formed subsidiary of PFPC Worldwide. PFPC Trust Company, in turn, entered into a service agreement whereby PNC Bank will continue to provide securities clearance functions.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

     3.  MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

         PFPC  Inc.  serves  as  Administrator   and  Accounting  Agent  to  the
         Partnership,   and  in  that  capacity  provides  certain   accounting,
         record-keeping, tax and investor related services.

     4.  SECURITIES TRANSACTIONS

         Aggregate  purchases and sales of investment  securities for the period
         ended  December  31,  1998,   amounted  to  $10,845,924  and  $670,194,
         respectively.

         Due from broker primarily represents cash at the broker from securities sold, not yet purchased.

         At December 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1998, accumulated net unrealized appreciation on investments was $278,341, consisting of $504,399 gross unrealized appreciation and $226,058 gross unrealized depreciation.

     5.  SHORT-TERM BORROWINGS

         The Partnership has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Partnership to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Partnership incurs the indebtedness. The Partnership pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of, and for the period ended December 31, 1998, the Partnership did not have any margin borrowings outstanding.

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Partnership may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and sales of securities not yet purchased. Generally these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

CONGRESS STREET ASSOCIATES, L.P.

--------------------------------------------------------------------------------

    6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and partners' capital.

         During the period ended December 31, 1998, the Partnership did not trade any forward contracts or options.

    7.   SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                       FOR THE PERIOD FROM
                                                         DECEMBER 1, 1998
                                                  (COMMENCEMENT OF OPERATIONS)
                                                       TO DECEMBER 31, 1998
                                                    ------------------------

  Ratio of net investment income to average net assets       2.22% *
  Ratio of operating expenses to average net assets          2.01% *
  Ratio of interest expense to average net assets             N/A
  Portfolio turnover rate                                    8.38%
  Total return                                               2.34% **
  Average debt ratio                                          N/A

         *    Annualized.
         ** Total return assumes a purchase of a Limited Partnership interest in the Partnership on the first day and a sale of the Partnership interest on the last day of the period noted, before incentive allocation to the Manager, if any. Total returns for a period of less than a full year are not annualized.

    8.     SUBSEQUENT EVENTS

           Effective January 1, 1999, the Partnership received additional limited partner capital contributions of approximately $675,000. Effective February 1, 1999, the Partnership received additional limited partner capital contributions of approximately $1,200,000.

CONGRESS STREET ASSOCIATES, L.P.

NOTES TO FINANCIAL STATEMENT - DECEMBER 31, 1998  (CONCLUDED)
--------------------------------------------------------------------------------

        9. YEAR 2000 (UNAUDITED)

           Like other investment companies, financial and business organizations around the world, the Partnership could be adversely affected if the computer systems it uses and those used by the Partnership's brokers and other major service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

           The Partnership has assessed its computer systems and the systems compliance issues of its brokers and other major service providers. The Partnership has taken steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems it uses and has obtained satisfactory assurances that comparable steps are being taken by its brokers and other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to address all Year 2000 Issues. The inability of the Partnership or its third party providers to timely complete all necessary procedures to address the Year 2000 Issue could have a material adverse effect on the Partnership's operations. Management will continue to monitor the status of and its exposure to this issue. For the year ended December 31, 1998, the Partnership incurred no Year 2000 related expenses, and it does not expect to incur significant Year 2000 expenses in the future.

           The Partnership is in the process of establishing a contingency plan to address recovery from unavoided or unavoidable Year 2000 problems, if any.